(Loss)/earnings per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
(Loss)/earnings per share
(Loss)/earnings per share

The computation of basic (loss)/earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2015	2014	2013

Net (loss)/income attributable to the parent	(738)	3,979	2,653
Less: Allocation to participating securities	—	(6)	—
Net (loss)/income available to stockholders	(738)	3,973	2,653
Effect of dilution	—	117	38
Diluted net (loss)/income available to stockholders	(738)	4,090	2,691

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2015	2014	2013
Basic earnings per share:
Weighted average number of common shares outstanding	492.8	478.0	469.0
Diluted earnings per share:
Effect of dilutive convertible bonds	—	14.0	22.0
Effect of dilutive share options*	—	1.0	1.0
Weighted average number of common shares outstanding adjusted for the effects of dilution	492.8	493.0	492.0

* Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded Company’s average share price during the calculation period.

(In US$)	2015	2014	2013

Basic EPS	(1.49)	8.32	5.66
Diluted EPS	(1.49)	8.30	5.47